LOANS, FINANCING AND DEBENTURES - Additional Information (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Nov. 30, 2021 BRL (R$)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 BRL (R$) R$ / shares shares	Jul. 31, 2021 BRL (R$)	Apr. 30, 2021 shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Number of series of debenture					2
Number of debentures issued | shares					2,700,000
Repayments of bonds	R$ 3,583,234	$ 643,691
Fund-Raising through Furnas
Fund raised						R$ 4,828,697	R$ 9,157,888	R$ 6,779,312
Percentage of equity interest guaranteed						1.00%
Equity interest						R$ 25,769,172	R$ 26,996,243
Chapada do Piau I
Fund-Raising through Furnas
Outstanding Balance						471,000
Accrued balance from issuance of debenture						103,000
Chapada do Piau II
Fund-Raising through Furnas
Outstanding Balance						R$ 396,000
Percentage of equity interest guaranteed						40.00%
Equity interest (as a percent)						49.00%
Equity interest						R$ 77,700
HPP So Manuel
Fund-Raising through Furnas
Percentage of the distributor's capital						33.33%
Furnas
Fund-Raising through Furnas
Fund raised				R$ 1,600,000
Percentage of the distributor's capital						99.56%	99.56%
CGT Eletrosul
Disclosure of detailed information about borrowings [line items]
Number of debentures subscribed | shares			4,000,000
Par value of debentures | R$ / shares			R$ 1
Total amount			R$ 400,000
Fund-Raising through Furnas
Percentage of the distributor's capital						99.89%	99.89%
Debentures of the first series
Disclosure of detailed information about borrowings [line items]
Number of debentures issued | shares					1,200,000
Debentures of the first series | CGT Eletrosul
Disclosure of detailed information about borrowings [line items]
Total amount			R$ 185,000
Maturity term			8 years
Debentures of the second series
Disclosure of detailed information about borrowings [line items]
Number of debentures issued | shares					1,500,000
Debentures of the second series | CGT Eletrosul
Disclosure of detailed information about borrowings [line items]
Total amount			R$ 215,000
Maturity term			3 years
BASA | Furnas
Fund-Raising through Furnas
Fund raised				R$ 200,000
Payment term				5 years
Banco Itau | Furnas
Fund-Raising through Furnas
Fund raised				R$ 500,000
Payment term				5 years
Banco do Brasil | Furnas
Fund-Raising through Furnas
Fund raised				R$ 600,000
Payment term				7 years
Banco Bradesco | Furnas
Fund-Raising through Furnas
Fund raised				R$ 300,000
Payment term				7 years
Borrowings from BNDES bank for SPE So Manoel guaranteed by Eletrobras
Fund-Raising through Furnas
Equity interest						R$ 70,230
Borrowings from BNDES bank for SPE So Manoel guaranteed by Eletrobras | Chapada do Piau I
Fund-Raising through Furnas
Percentage of equity interest guaranteed						25.00%
Equity interest (as a percent)						49.00%
Borrowings from BNDES bank for SPE So Manoel guaranteed by Eletrobras | HPP So Manuel
Fund-Raising through Furnas
Outstanding Balance						R$ 1,580,000
Borrowings from BNDES bank for SPE So Manoel guaranteed by Furnas | HPP So Manuel
Fund-Raising through Furnas
Outstanding Balance						R$ 325,000